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Spirit of America Energy Fund
SPIRIT OF AMERICA ENERGY FUND
Investment Objective: The investment objective of the Energy Fund is to provide investors long-term capital appreciation and current income.

Fees and Expenses of the Energy Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Energy Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you invest at least $25,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Energy Fund, the Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), the Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”), the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”), the Spirit of America Income Fund (the “Income Fund”) and the Spirit of America Utilities Fund (the “Utilities Fund”), and are collectively referred to as the “Spirit of America Investment Funds.” More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Energy Fund’s prospectus and in the section titled “How to Purchase Shares” of the Energy Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Spirit of America Energy Fund		Class A	Class C	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none	none
[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Spirit of America Energy Fund		Class A	Class C	Institutional Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Deferred Tax Expense	[1]	none	none	none
Other Expenses		0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.50%	2.25%	1.25%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year.

Example: This Example is intended to help you compare the cost of investing in the Energy Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Energy Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

The example assumes that you invest $10,000 in the Energy Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example - Spirit of America Energy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	719	1,022	1,346	2,263
Class C	328	703	1,205	2,585	228	703	1,205	2,585
Institutional Shares	127	397	686	1,511

Portfolio Turnover: The Energy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Energy Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Energy Fund’s performance. During the most recent fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies: The Energy Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of energy and energy related companies. The Fund seeks to achieve its investment objective through diversified exposure to U.S. and non-U.S securities of energy companies and energy related companies which are companies that are principally engaged in activities in the energy industry, such as the exploration, production, and transmission of energy or energy fuels; the making and servicing of component products for such activities; energy research; and energy conservation. As part of its investment process, the Adviser seeks investment opportunities in the energy industry that may provide steady sources of capital appreciation and current income without incurring unnecessary risks.

●	The Master Limited Partnership (“MLP”) securities in which the Fund invests are generally common units representing limited partnership interests of energy infrastructure MLPs. The Fund will invest in MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal, (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids, (iii) that process, treat, and refine natural gas liquids and crude oil, and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. The Fund may invest in MLPs of all market capitalization ranges.

●	The Fund may invest in equity securities, including common stock, preferred stock and convertible preferred stock of companies of any capitalization, whether domestic or foreign, with potential for accelerating growth, above-average growth or growth potential, increasing or consistent profitability and/or a proven history of paying consistent dividends. With respect to 20% of the Fund’s net assets, the Fund may invest in equity securities issued by non-energy related companies.

●	The Fund may invest in fixed income securities of any grade including those rated below investment grade and of any maturity, as well as non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible fixed income securities, corporate bonds, including high yield U.S. corporate bonds (i.e., “junk” bonds), floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”). With respect to 20% of the Fund’s net assets, the Fund may invest in these fixed income securities issued by non-energy related companies.

●	The Fund may invest in open-end and closed-end investment companies, the retail shares of actively managed and index exchange-traded funds (“ETFs”), and private equity and debt investments that generally will include traditional private equity and venture capital control positions and minority investments in MLPs and energy infrastructure companies. The Fund currently does not intend that hedge funds, collateralized loan obligations and leveraged buyouts, will be included under such private equity investments.

●	The Adviser manages the Fund to achieve investment returns that match or outperform the S&P 500® Index before deducting Fund fees, expenses and taxes, over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Adviser seeks to avoid riskier investments. For example, the Adviser selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the MLPs, and considering other factors such as liquidity. The Adviser believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

Performance Information: The bar chart and performance table below provide some indication of the risks of investing in the Energy Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. The Fund’s performance table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares and Institutional Shares to the extent the Classes do not have the same expenses and inception dates.

Energy Fund’s Annual Returns (%) Class A Shares

Best Quarter	28.12%	in the quarter ended June 30, 2020
Worst Quarter	(51.55)%	in the quarter ended March 31, 2020

PERFORMANCE TABLE Average annual total returns for the periods ended December 31 (with maximum sales charges)
Average Annual Total Returns - Spirit of America Energy Fund		Label	1 Year	5 Years	Since Inception [1]	Inception Date
Class A		Return Before Taxes	22.78%	(0.09%)	(4.90%)	Jul. 10, 2014
Class A | After Taxes on Distributions	[2],[3]		21.89%	(0.23%)	(4.99%)
Class A | After Taxes on Distributions and Sales	[2],[3]		14.03%	(0.08%)	(3.56%)
Class C		Return Before Taxes	28.34%	0.36%	3.09%	Mar. 15, 2016
Institutional Shares		Return Before Taxes	30.67%		28.38%	May 01, 2020
S&P 500 Index	[4]		(18.11%)	9.42%	10.30%
[1]	Class A Shares of the Energy Fund commenced operations on July 10, 2014. Class C Shares of the Energy Fund commenced operations on March 15, 2016. Institutional Shares of the Energy Fund commenced operations on May 1, 2020.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[3]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[4]	S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.